Stock-Based Compensation Plans - Summary of Stock-Based Compensation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense	$ 6	$ 11
Stock-Based Compensation Expense (Recovery)	9	(6)	$ 47
Stock-Based Compensation Costs Capitalized	4	3	12
Total Stock-Based Compensation	13	(3)	59
NSRs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense	6	9	15
TSARs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense			(1)
PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense	(6)	(7)	13
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense	$ 9	3	13
DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense		$ (11)	$ 7